Condensed Consolidated Balance Sheets - USD ($)	Jun. 30, 2022	Dec. 31, 2021	Dec. 31, 2020
Current assets
Cash	$ 44,448	$ 400,073	$ 1,000
Total current assets	79,198	400,073	1,000
Deferred offering costs			177,644
Prepaid expenses	34,750
Cash and marketable securities held in Trust Account	172,882,919	172,580,609
TOTAL ASSETS	172,962,117	172,980,682	178,644
Current liabilities
Accounts payable and accrued expenses	1,719,438	637,375	1,132
Accrued offering costs			69,500
Due to Sponsor			1,000
Promissory note – related party			83,905
Total current liabilities	1,792,620	637,375	155,537
Income taxes payable	73,182
Working Capital Loan (at fair value)	526,700
Warrant liabilities	1,517,797	8,311,710
Deferred underwriting fee payable	6,037,500	6,037,500
Total Liabilities	9,874,617	14,986,585	155,537
Commitments and contingencies
Class A common stock subject to possible redemption; 17,250,000 shares at redemption value of $10 as of June 30, 2022 and December 31, 2021	172,507,428	172,500,000
Stockholders’ (Deficit) Equity
Preferred stock, $0.0001 par value; 1,000,000 shares authorized; none issued or outstanding
Class A common stock, $0.0001 par value; 280,000,000 shares authorized; none issued or outstanding (excluding 17,250,000 shares subject to possible redemption as of June 30, 2022 and December 31, 2021)
Class B common stock, $0.0001 par value; 20,000,000 shares authorized; 4,312,500 shares issued and outstanding as of June 30, 2022 and December 31, 2021	431	431	431
Additional paid-in capital	171,969		24,569
Accumulated deficit	(9,592,328)	(14,506,334)	(1,893)
Total Stockholders’ Deficit	(9,419,928)	(14,505,903)	23,107
TOTAL LIABILITIES AND STOCKHOLDERS’ DEFICIT	$ 172,962,117	$ 172,980,682	$ 178,644